Financial instruments (Details 25) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Nominal Amount	$ 1,527,117	$ 2,218,625
Carrying amount of the hedging instrument, Asset	13,338	9,352
Carrying amount of the hedging instrument, Liability	(34,943)	(59,686)
Changes in fair value used for calculating hedge ineffectiveness	28,649	(27,640)
Interest rate swaps | Fair value hedges:
Disclosure of financial instruments [Line Items]
Nominal Amount	367,500	796,202
Carrying amount of the hedging instrument, Asset	0	40
Carrying amount of the hedging instrument, Liability	(4,361)	(2,005)
Changes in fair value used for calculating hedge ineffectiveness	(2,394)	(2,199)
Interest rate swaps | Cash flow hedges:
Disclosure of financial instruments [Line Items]
Nominal Amount	595,000	752,000
Carrying amount of the hedging instrument, Asset	127	323
Carrying amount of the hedging instrument, Liability	(428)	(1,699)
Changes in fair value used for calculating hedge ineffectiveness	995	696
Cross-currency interest rate swaps | Fair value hedges:
Disclosure of financial instruments [Line Items]
Nominal Amount	306,961	291,065
Carrying amount of the hedging instrument, Asset	3,672	2,561
Carrying amount of the hedging instrument, Liability	(30,154)	(44,944)
Changes in fair value used for calculating hedge ineffectiveness	15,900	(19,316)
Cross-currency interest rate swaps | Cash flow hedges:
Disclosure of financial instruments [Line Items]
Nominal Amount	23,025	23,025
Carrying amount of the hedging instrument, Asset	879	0
Carrying amount of the hedging instrument, Liability	0	(1,254)
Changes in fair value used for calculating hedge ineffectiveness	2,132	(1,313)
Foreign exchange forward | Cash flow hedges:
Disclosure of financial instruments [Line Items]
Nominal Amount	225,388	352,553
Carrying amount of the hedging instrument, Asset	8,610	6,428
Carrying amount of the hedging instrument, Liability	0	(9,653)
Changes in fair value used for calculating hedge ineffectiveness	11,835	(5,093)
Foreign exchange forward | Net investment hedges:
Disclosure of financial instruments [Line Items]
Nominal Amount	9,243	3,780
Carrying amount of the hedging instrument, Asset	50	0
Carrying amount of the hedging instrument, Liability	0	(131)
Changes in fair value used for calculating hedge ineffectiveness	$ 181	$ (415)